Cash Flow Information - Schedule of Cash Flow Information (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
CashFlowInformationBendonLimitedDetailsLineItems [Line Items]
Loss for the period	$ (26,094)	$ (19,213)		$ 37,593
Cash flows excluded from profit attributable to operating activities interest paid on borrowings	999	$ 442
Bendon Limited [Member]
CashFlowInformationBendonLimitedDetailsLineItems [Line Items]
Loss for the period	$ 26,094		$ (15,979)	(37,593)	$ (20,746)	$ (13,105)
Cash flows excluded from profit attributable to operating activities interest paid on borrowings			6,238	8,792	10,182	4,402
- depreciation and amortisation expense			1,842	3,030	3,516	5,718
- impairment expense			292	1,914	2,157
- fair value gain/(loss) on Convertible Notes derivative			592	(2,393)
- (increase) in trade and other receivables			(4,748)	14,925	(6,518)	(1,046)
- (increase) in current tax receivable			35	52	(88)
- (increase)/decrease in derivative assets					2,289	(2,225)
- (increase)/decrease in inventories			(179)	6,638	8,088	(15,646)
- (increase)/decrease in deferred tax asset/(liability)					5,589	(2,160)
- (increase) in related party receivables			(3,438)	(906)	(5,603)	(650)
- increase/(decrease) in trade and other payables			2,078	6,956	(11,113)	12,817
- increase/(decrease) in income taxes payable			635	152	(483)	36
- increase/(decrease) in provisions			367	39	311	(2,507)
- increase/(decrease) in foreign currency derivative liability			(1,343)	(5,104)	5,530	(1,982)
- net exchange differences			90	(618)	1,849	(851)
Cashflows from operations			$ (13,518)	$ (4,116)	$ (5,040)	$ (17,199)